RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Trading investments in debt securities (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	24,400,493	19,332,588
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	20,163,214	15,451,121
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	20,163,214	15,451,121
Debt securities [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	11,937,414	7,113,380
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	11,937,414	7,113,380
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	10,877,024	6,136,270
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	1,060,390	976,832
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets		278
Sovereign | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	10,699,113	5,764,699
Sovereign | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	17,824	62,213
Other Public Entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	12,450	18,886
Other Public Entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	171,310	136,851
Corporate | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	3,996	3,412
Corporate | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	30,527	42,581
Corporate | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets		278
Financial Entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	161,465	349,273
Financial Entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	$ 840,729	$ 735,187